Royalty, Stream and Other Interests (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of net assets by agreement
The following table summarizes the carrying values of the Company’s royalty, stream and other interests as at December 31, 2021:

	Costs				Accumulated depletion				Carrying amount
	Balance – January 1, 2021	Transfers	Additions	Balance – December 31, 2021	Balance – January 1, 2021	Depletion	Transfers	Balance – December 31, 2021	Balance – December 31, 2021
	$	$		$	$	$		$	$
Stream interests
Blyvoor Gold Stream	37,000	—	—	37,000	—	(37)	—	(37)	36,963
Woodlawn Silver Stream	19,000	—	—	19,000	(402)	—	—	(402)	18,598
Mercedes and South Arturo Silver Stream	20,086	(20,086)	—	—	(9,659)	(1,266)	10,925	—	—
Mercedes Gold and Silver Stream	—	19,043	12,735	31,778	—	(4,743)	(10,358)	(15,101)	16,677
South Arturo Silver Stream	—	1,043	—	1,043	—	(3)	(567)	(570)	473
Bonikro Gold Stream	35,011	—	—	35,011	(4,083)	(5,152)	—	(9,235)	25,776
Greenstone Gold Stream	—	—	13,622	13,622	—	—	—	—	13,622
Platreef Gold Stream	—	—	18,938	18,938	—	—	—	—	18,938
Total – Stream interests	111,097	—	45,295	156,392	(14,144)	(11,201)	—	(25,345)	131,047
Royalty and other interests
RDM Gold Royalty	5,817	—	—	5,817	(699)	(549)	—	(1,248)	4,569
Gualcamayo Gold Royalty	39,634	—	—	39,634	—	—	—	—	39,634
Suruca Gold Royalty	12,512	—	—	12,512	—	—	—	—	12,512
Troilus Gold Royalty	8,575	—	—	8,575	—	—	—	—	8,575
Moss Gold Royalty	9,086	—	—	9,086	(139)	(390)	—	(529)	8,557
Robertson Gold Royalty	34,665	—	—	34,665	—	—	—	—	34,665
Blackwater Gold Royalty	1,519	—	1,548	3,067	—	—	—	—	3,067
Caserones Copper Royalty	—	—	73,084	73,084	—	(927)	—	(927)	72,157
Total – Royalty and other interests	111,808	—	74,632	186,440	(838)	(1,866)	—	(2,704)	183,736
	222,905	—	119,927	342,832	(14,982)	(13,067)	—	(28,049)	314,783
The following table summarizes the carrying values of the Company’s royalty, stream and other interests as at December 31, 2020:

	Cost			Accumulated depletion			Carrying amount
	Balance – January 1, 2020	Additions	Balance – December 31, 2020	Balance – January 1, 2020	Depletion	Balance – December 31, 2020	Balance – December 31, 2020
Stream interests
Blyvoor Gold Stream	37,000	—	37,000	—	—	—	37,000
Woodlawn Silver Stream	19,000	—	19,000	(35)	(367)	(402)	18,598
Mercedes and South Arturo Silver Stream	20,086	—	20,086	(7,078)	(2,581)	(9,659)	10,427
Bonikro Gold Stream	—	35,011	35,011	—	(4,083)	(4,083)	30,928
Total – Stream interests	76,086	35,011	111,097	(7,113)	(7,031)	(14,144)	96,953
Royalty and other interests
RDM Gold Royalty	—	5,817	5,817	—	(699)	(699)	5,118
Gualcamayo Gold Royalty	—	39,634	39,634	—	—	—	39,634
Suruca Gold Royalty	—	12,512	12,512	—	—	—	12,512
Troilus Gold Royalty	—	8,575	8,575	—	—	—	8,575
Moss Gold Royalty	—	9,086	9,086	—	(139)	(139)	8,947
Robertson Gold Royalty	—	34,665	34,665	—	—	—	34,665
Blackwater Gold Royalty	—	1,519	1,519	—	—	—	1,519
Total – Royalty and other interests	—	111,808	111,808	—	(838)	(838)	110,970
	76,086	146,819	222,905	(7,113)	(7,869)	(14,982)	207,923

The following table summarizes the royalty, stream and other interests, as at December 31, 2021 and December 31, 2020, based on the jurisdictions of the mining properties and type of underlying agreement:

	As at December 31, 2021
	Gold Streams	Silver Streams	Royalties	Total
	$	$		$	%

North America	22,112	8,660	54,864	85,636	27%
South America	—	—	128,872	128,872	41%
Africa	81,677	—	—	81,677	26%
Australia	—	18,598	—	18,598	6%
	103,789	27,258	183,736	314,783	100%

	As at December 31, 2020
	Gold Streams	Silver Streams	Royalties	Total
	$	$		$	%

North America	—	10,427	53,706	64,133	31%
South America	—	—	57,264	57,264	28%
Africa	67,928	—	—	67,928	33%
Australia	—	18,598	—	18,598	9%
	67,928	29,025	110,970	207,923	100%

Schedule of consideration paid and allocation to net assets acquired	The consideration paid and the allocation to the royalty and stream interests acquired are summarized as follows:

	Platreef Gold Stream	Greenstone Gold Stream	Blackwater Gold Royalty
Consideration paid for the acquisitions:	$	$	$
79,185 common shares issued to private vendors	—	—	669
Cash	18,750	13,300	876
Nomad’s transaction costs	188	322	3

	18,938	13,622	1,548
Assets acquired:
Royalty and stream interests	18,938	13,622	1,548

	18,938	13,622	1,548
The CMC acquisition has been recorded as an acquisition of assets as CMC does not constitute a business under IFRS 3. The assets acquired and liabilities assumed were initially recognized applying a cost accumulation approach to measure the consideration paid. The consideration paid and the allocation to the net assets acquired are summarized as follows:

Compañia Minera Caserones
Consideration paid for the acquisition:	$

Cash	27,250
Pre-held interest (Note 11)	23,180
Adjustment to purchase price(1)	(1,196)
Nomad’s transaction costs	109
Non-controlling interest	23,757

73,100

Net assets acquired:
Cash acquired	2,311
Other net liabilities assumed	(2,295)
Royalty interest	73,084

73,100
(1)Under the terms of the sale and purchase of share of CMC between the Company and the vendor, the Company was entitled to the dividend related to the activities of CMC for the period from April 1, 2021 to August 31, 2021. As at August 31, 2021, the dividend declared to and receivable by the private vendors was assigned to the Company and accounted for as a reduction of the consideration paid.The consideration paid and the allocation to the net assets acquired are summarized as follows, on a post-consolidation basis (Note 15):

	Troilus Gold Royalty	Moss Gold Royalty	Robertson Gold Royalty	Blackwater Gold Royalty
Consideration paid for the acquisitions:	$	$	$	$
576,923 common shares issued to private vendors(1)(2)	6,456	—	—	—
739,997 common shares issued to acquire Valkyrie Royalty Inc. (2)	—	8,906	—	—
3,999,423 common shares issued to acquire Coral Gold Resources Ltd.(2)	—	—	37,603	—
79,185 common shares issued to private vendors(2)	—	—	—	628
2,884,616 common share purchase warrants issued to private vendor(1)	209	—	—	—
19,997,118 common share purchase warrants issued to acquire Coral Gold Resources Ltd.(3)	—	—	2,629	—
Cash	1,869	—	1,909	861
Nomad’s transaction costs	41	366	531	30

	8,575	9,272	42,672	1,519
Net assets acquired:
Cash acquired	—	77	8,118	—
Other net assets acquired (net liabilities assumed)	—	109	(111)	—
Royalty interests	8,575	9,086	34,665	1,519

	8,575	9,272	42,672	1,519
(1)The purchase price was satisfied by the issuance of 5,769,231 units of the Company prior to the consolidation of common shares (Note 15). Each unit consisted of 0.1 common share (on a post-consolidation basis (Note 15)) and one-half of one common share purchase warrant of Nomad. The common share purchase warrants entitle the holders to purchase 0.1 common share of the Company, on a post-consolidation basis (Note 15), at a price of CA$17.50 per common share for a period of 2 years. The warrants are callable by the Company if the daily volume weighted average trading price of the common shares on the TSX exceeds CA$21.90 for a period of 20 consecutive trading days. The fair value of the common share purchase warrants was estimated using the Black-Scholes option pricing model and adjusted to reflect the impact of the callable option by the Company based on the following weighted average assumptions: risk-free interest rate of 0.3%, average projected volatility of 49%, dividend yield of 1.3%, average expected life of warrants of 2 years for a fair value of CA$0.10 per common share purchase warrant.
(2)The fair value of the consideration paid in common shares is calculated with reference to the closing price of the Company's common shares on the TSX on the business day prior to the date of the issuance.
(3)The common share purchase warrants entitle the holders to purchase 0.1 common share of the Company, on a post-consolidation basis (Note 15), at a price of CA$17.10 per common share for a period of 2 years. The warrants are callable by the Company if the daily volume weighted average trading price of the common shares on the TSX exceeds the warrants exercise price by 25% for a period of 20 consecutive trading days starting one year from the acquisition. The fair value was estimated using the Black-Scholes option pricing model and adjusted to reflect the impact of the callable option by the Company based on the following weighted average assumptions: risk-free interest rate of 0.27%, average projected volatility of 49%, dividend yield of 1.63%, average expected life of warrants of 2 years for a fair value of CA$0.17 per common share purchase warrant.
Schedule of observed gold price based on the average LBMA Gold Price PM
The Robertson Gold Royalty consists of a 1.00% to 2.25% sliding scale NSR royalty on the Robertson property and is determined based on the observed gold price during each quarterly period of production based on the average LBMA Gold Price PM, as follows:

Average gold price during the quarter ($/ounce)	Applicable NSR royalty rate
Up to and including $1,200	1.00%
$1,200.01 to $1,400	1.25%
$1,400.01 to $1,600	1.50%
$1,600.01 to $1,800	1.75%
$1,800.01 to $2,000	2.00%
Over $2,000	2.25%

Condensed Financial Statements
The following is summarized selected financial information for the period from September 1, 2021 to December 31, 2021 for CMC's statement of income and as at December 31, 2021 for CMC's balance sheet, prepared in accordance with IFRS and before inter-company eliminations.

$
Statement of income
Other revenue	2,905
Depletion of royalty	927
Income tax expense	934
Net income and comprehensive income	667
Net income and comprehensive income attributable to non-controlling interests	217

Balance sheet
Amount receivable	2,178
Royalty interest	72,157
Income and withholding taxes payable	706